Dispositions and Discontinued Operations - Information Related to Sale of Company's Assets (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Inland Barges barge	Apr. 30, 2010 Inland Various sold April 2010 barge	Dec. 31, 2010 Inland Various sold April 2010	Mar. 31, 2010 Inland Various sold March 2010 barge	Dec. 31, 2010 Inland Various sold March 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of retired barges agreed to sell				6
Proceeds from sale of assets	$ 69,016	$ 62,064	$ 17,800	$ 3,000		$ 800		$ 2,200
Number of retired barges sold					3		3